NORTHERN FUNDS

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNA)

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNB)

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNC)

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUND)

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPA)

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPB)

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPC)

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPD)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS, EACH DATED MAY 1, 2026 (together, the “Prospectuses”)

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF and all references to Mr. Chico and Mr. Alongi as portfolio managers of such Funds are hereby deleted. Also, effective July 31, 2026, Timothy Blair is no longer a portfolio manager of the Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF, and Northern Trust 2055 Inflation-Linked Distributing Ladder ETF and all references to Mr. Blair as portfolio manager of such Funds are hereby deleted. Additionally, effective July 31, 2026, the Prospectuses are amended as follows:

1.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2030 Tax-Exempt Distributing Ladder ETF – Management” on page 7 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

2.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2035 Tax-Exempt Distributing Ladder ETF – Management” on page 13 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

3.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2045 Tax-Exempt Distributing Ladder ETF – Management” on page 19 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, and Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

4.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2055 Tax-Exempt Distributing Ladder ETF – Management” on page 25 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

5.	The following is added under the section entitled “Fund Management” beginning on page 49 of the Prospectus:

Melissa Dehnert Smith is a Vice President of NTI and a Portfolio Manager on the Global Fixed Income team. Ms. Smith joined NTI in 2005 and is responsible for managing laddered municipal bond strategies and municipal ETFs and supports customized fixed income solutions across municipal, Treasury, corporate, and mortgage-backed securities.

Jennifer Greca, CFP®, Vice President of NTI, joined NTI in 2007 and serves as a Fixed Income Portfolio Manager. Ms. Greca is a CFP® certificant.

Brian Sipich, CFA, is a Vice President of NTI. Mr. Sipich joined NTI in 2024 and is a Municipal Bond Senior Portfolio Manager on the Global Fixed Income team. Prior to joining NTI, Mr. Sipich was a senior fixed income portfolio manager at the Bank of Montreal from 2015-2023.

Please retain this Supplement for future reference.